7. INCOME TAXES (Details 1)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Federal statutory tax rate	(35.00%)	(35.00%)
Stock-based compensation	5.00%	12.00%
Interest accretion	7.00%	6.00%
Loss on extinguishment	5.00%	0.00%
Valuation allowance	18.00%	17.00%
Effective tax rate	0.00%	0.00%